Loans Receivable from Franchisees, Net (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Loans Receivable from Franchisees, Net [Line Items]
Maturity period	180 days
Past Due [Member]
Loans Receivable from Franchisees, Net [Line Items]
Financing receivable past due	$ 947,042	$ 55,495